Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	Nano Labs Ltd
Document Type	F-1
Amendment Flag	false
Entity Central Index Key	0001872302
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	China Yuangu Hanggang Technology Building509 Qianjiang Road
Entity Address, Address Line Two	Shangcheng District
Entity Address, City or Town	Hangzhou, Zhejiang
Entity Address, Postal Zip Code	310000
Entity Address, Country	CN
City Area Code	(212)
Local Phone Number	947-7200
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
Contact Personnel Name	COGENCY GLOBAL INC.
Entity Address, State or Province	NY
City Area Code	(212)
Local Phone Number	947-7200